Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consists of the following at:
Inventory:	September 30, 2014	December 31, 2013
Finished goods	$31,138	$360,607
Work in progress	231,081	104,727
Total Inventory	$262,219	$465,334

Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

Inventory:	December 31, 2013	December 31, 2012
Finished goods	$360,607	$104,153
Work in progress	104,727	801,033
Total Inventory	$465,334	$905,186